Long-Term Debt - 2018 Secured Term Loan (Details) $ in Millions	1 Months Ended
	Feb. 28, 2019 USD ($) installment	May 31, 2018 USD ($) installment	Dec. 31, 2019 USD ($)
Long-Term Debt
Number of monthly installments | installment		18
Revolving Credit Facility [Member]
Long-Term Debt
Maximum borrowing capacity			$ 30.0
Secured Debt [Member]
Long-Term Debt
Spread on variable rate		0.50%
Secured Debt [Member] | Prime Rate [Member]
Long-Term Debt
Interest rate		5.25%
Growth Capital Term Loan Secured Debt [Member]
Long-Term Debt
Maximum borrowing capacity	$ 6.0	$ 8.0
Number of monthly installments | installment	24	24
User Acquisition Term Loan Secured Debt [Member]
Long-Term Debt
Maximum borrowing capacity		$ 10.0
User Acquisition Term Loan Secured Debt [Member] | Revolving Credit Facility [Member]
Long-Term Debt
Maximum borrowing capacity	$ 25.0		$ 25.0